Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 742,293.72
Previously Paid Amount	0.00
Total Fee Amount	102.51
Total Offset Amount	0.00
Net Fee	$ 102.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A